11 Hanover Square
New York, NY 10005

April 30, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Midas Series Trust (1933 Act File No. 002-98229; 1940 Act File No. 811-04316)

Ladies and Gentlemen:

  Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), Midas Series Trust (the "Registrant") hereby certifies that (a) the form of prospectus and statement of additional information with respect to the Registrant that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 65 to the Registrant's registration statement on Form N-1A (the "Amendment"), and (b) the text of the Amendment has been filed electronically.

If you have any questions concerning the foregoing, please contact me at 212-785-0900 ext. 275 or rkamerman@midasfunds.com.

Sincerely,

/s/ Russell Kamerman, Esq.
General Counsel